Revenue - Disclosure Of Changes In Trade Receivables Contract Assets And Contract Liabilities Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade and other receivables, beginning balance	€ 205
Trade and other receivables, additions	122,781	€ 1,677
Trade and other receivables, deductions	(121,392)	(1,472)
Trade and other receivables, ending balance	1,594	205
Contract assets, additions	121,240	702
Contract assets, deductions	(120,530)	(702)
Contract assets, ending balance	710
Contract liabilities, beginning balance	31,426	14
Contract liabilities, additions	111,993	31,426
Contract liabilities, deductions	(14,933)	(14)
Contract liabilities, ending balance	128,486	31,426
Deferred revenue [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract liabilities, beginning balance	31,426	14
Contract liabilities, additions	111,993	31,426
Contract liabilities, deductions	(14,933)	(14)
Contract liabilities, ending balance	128,486	31,426
Trade receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade and other receivables, beginning balance	205
Trade and other receivables, additions	122,781	1,677
Trade and other receivables, deductions	(121,392)	(1,472)
Trade and other receivables, ending balance	1,594	205
Unbilled receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract assets, additions	121,240	702
Contract assets, deductions	(120,530)	€ (702)
Contract assets, ending balance	€ 710